Annual Fund Operating Expenses - ClassACS - DWS Money Market Prime Series	Dec. 01, 2020
DWS Cash Investment Trust Class A
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	0.82%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.82%
DWS Cash Investment Trust Class C
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.54%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.54%
DWS Cash Investment Trust Class S
Operating Expenses:
Management fee	0.30%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.59%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.57%